                        -------------------------------

                                      UST

                               MASTER FUNDS, INC.

                        -------------------------------



                            FIXED INCOME PORTFOLIOS


                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1995

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 Treasury Money Fund......................................................    8
 Government Money Fund....................................................    9
 Money Fund...............................................................   10
 Short-Term Government Securities Fund....................................   11
 Intermediate-Term Managed Income Fund....................................   12
 Managed Income Fund......................................................   13
NOTES TO FINANCIAL STATEMENTS.............................................   14

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180
 . INITIAL PURCHASE AND PROSPECTUS INFORMATION 1-800-233-1136

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-233-1136.

Investors should read the current prospectus carefully prior to investing or sending money.

UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. at the following address:

    UST MASTER FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present UST Master Funds and UST Master Tax-Exempt Funds semi-annual reports for the six months ended September 30, 1995.

The U.S. stock market continued to make strong gains for the period. International markets remained difficult overall, though conditions are looking up. Bond markets both home and abroad were somewhat volatile, yet the spectacular gains of early 1995 were not eroded. While the general market has been very favorable and some segments have been spectacular, the market also continues to be variable and unforgiving to those companies which fail to meet earnings expectations. In this environment, our outlook is somewhat cautious. Much of the good news may already be in the markets, and further broad gains will depend on continued good news about earnings and interest rates.

Investment performance continued to be strong in several of our equity and fixed income funds. The Early Life Cycle Fund, with a return of 31.16%* ranked 105th among 288 Small Company Growth Funds ranked by Lipper Analytical Services, Inc.** (Lipper) for the one year period ended September 30, 1995. The Communication and Entertainment Fund returned 30.98%,* Global Competitors returned 28.77%,* ranking 121st, and 184th, respectively, among 550 Growth Funds ranked by Lipper for the same period. Among our fixed-income funds, The Managed Income returned 16.98%* ranking 8th among 77 Corporate BBB Funds*** tracked by Lipper. The Intermediate-Term Managed Income Funds returned 14.61%* ranking 13th among 144 Lipper Intermediate-Term Investment Grade Bond Funds. Three Tax-Exempt funds turned in the best relative performance in our family of funds during the one year period. Lipper ranked both the Long-Term Tax-Exempt, 16.03%,* and the N.Y. Intermediate-Term Funds, 10.37%,* number 1 among 213 General Municipal Bond Funds,*** and 22 among N.Y. State Municipal Bond Funds,*** respectively. The Intermediate-Term Tax Exempt Fund ranked 2nd among 111 Lipper Intermediate-Term Municipal Bond Funds*** with a return of 11.16%.*

With a diversified portfolio of professionally managed funds, we are prepared to fulfill your investment needs. We appreciate your participation in UST Master Funds and UST Master Tax-Exempt Funds and look forward to serving you in the years to come.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President
--------
  * Past performance is not predictive of future performance. Total return represents the change during the period in a hypothetical account with dividends reinvested, without taking into account the maximum initial sales charge of 4.5%. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.
    The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year and since inception (12/31/92) were 25.25% and 20.50%, respectively, for Early Life Cycle Fund, 25.13% and 23.54%, respectively, for Communication and Entertainment Fund, 22.96% and 12.77%, respectively, for Global Competitors Fund and 9.49% and 4.86%, respectively, for Intermediate-Term Managed Income Fund. The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year, five year and since inception were 11.66%, 9.14% and 10.68%, respectively, for Managed Income Fund (1/9/86 inception), 10.78%, 9.35% and 10.69%, respectively, for Long Term Tax-Exempt Fund (2/5/86 inception), 5.38%, 6.01% and 6.05%, respectively, for N.Y. Intermediate-Term Tax-Exempt Fund (5/31/90 inception) and 6.10%, 7.14% and 7.95%, respectively, for Intermediate-Term Tax-Exempt Fund (12/3/85 inception).
    A portion of the tax-exempt funds' income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.
    Each fund is currently waiving certain fees. Had the funds not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.
 ** Lipper Analytical Services, Inc. is an independent mutual fund performance monitor whose rankings are based on total return excluding sales charges. *** For the five year period ended 9/30/95, Lipper ranked Managed Income Fund
    19 among 26 Corporate BBB Funds, Long-Term Tax-Exempt Fund 2 among 98 General Municpal Bond Funds, N.Y. Intermediate-Term Tax-Exempt Fund 5 among 5 N.Y. State Municipal Bond Funds and Intermediate-Term Tax-Exempt Fund 5 among 32 Intermediate-Term Municipal Bond Funds.

UST MASTER FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1995 (UNAUDITED)

                                                                                        INTERMEDIATE-
                                                                           SHORT-TERM       TERM
                                   TREASURY     GOVERNMENT                 GOVERNMENT      MANAGED      MANAGED
                                    MONEY         MONEY         MONEY      SECURITIES      INCOME       INCOME
                                     FUND          FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  ------------  -----------  ------------- -----------
  ASSETS:
   Investments, at cost -- see
    accompanying portfolios....  $197,347,890  $376,689,480  $359,958,314  $20,520,884   $60,485,379  $82,358,069
                                 ============  ============  ============  ===========   ===========  ===========
   Investments, at value*
    (Note 1)...................  $197,347,890  $376,689,480  $359,958,314  $20,815,345   $61,010,438  $84,537,636
   Interest receivable.........        60,716         6,964        50,234      368,113       873,278      939,209
   Receivable for fund shares
    sold.......................         1,000        10,399        21,394      198,463       217,471       23,554
   Prepaid expenses............         1,660         4,863         5,229           52           284          699
   Unamortized organization
    costs (Note 5).............         4,736       --            --             9,429         9,429      --
   Receivable from Investment
    Adviser (Note 2)...........       --            --            --             1,728       --           --
   Other.......................       --                412       --           --                517          295
                                 ------------  ------------  ------------  -----------   -----------  -----------
   TOTAL ASSETS................   197,416,002   376,712,118   360,035,171   21,393,130    62,111,417   85,501,393
  LIABILITIES:
   Payable for investments
    purchased..................       --            --            --         1,498,725       --           --
   Payable for dividends
    declared...................       779,784     1,638,724     1,935,240       86,907       287,365      317,956
   Payable for fund shares
    redeemed...................       100,000       115,911     1,140,849        9,998        32,429      901,289
   Investment advisory fees
    payable (Note 2)...........        47,542        66,526        70,453      --             15,995       44,121
   Administration fees and
    shareholder servicing fees
    payable (Note 2)...........        27,322        54,623        60,177        4,390         8,153       14,057
   Accrued expenses and other
    payables...................        56,793       120,273       211,817       21,108        27,137       31,843
                                 ------------  ------------  ------------  -----------   -----------  -----------
   TOTAL LIABILITIES...........     1,011,441     1,996,057     3,418,536    1,621,128       371,079    1,309,266
                                 ------------  ------------  ------------  -----------   -----------  -----------
  NET ASSETS...................  $196,404,561  $374,716,061  $356,616,635  $19,772,002   $61,740,338  $84,192,127
                                 ============  ============  ============  ===========   ===========  ===========
  NET ASSETS consist of:
   Undistributed/(distributions
    in excess of) net
    investment income..........  $        (55) $    --       $    --       $    --       $     7,401  $    18,666
   Accumulated net realized
    loss on investments........       (18,392)      (60,856)      (55,222)    (408,580)     (657,772)  (4,830,985)
   Unrealized appreciation on
    investments................       --            --            --           294,461       525,059    2,179,567
   Par value (Note 4)..........       196,423       374,808       356,835        2,819         8,660        9,377
   Paid in capital in excess of
    par value..................   196,226,585   374,402,109   356,315,022   19,883,302    61,856,990   86,815,502
                                 ------------  ------------  ------------  -----------   -----------  -----------
  TOTAL NET ASSETS.............  $196,404,561  $374,716,061  $356,616,635  $19,772,002   $61,740,338  $84,192,127
                                 ============  ============  ============  ===========   ===========  ===========
  Shares of Common Stock
   Outstanding.................   196,422,910   374,807,309   356,835,521    2,818,300     8,660,051    9,377,058
  NET ASSET VALUE PER SHARE....         $1.00         $1.00         $1.00        $7.02         $7.13        $8.98
                                        =====         =====         =====        =====         =====        =====

* Includes repurchase agreements aggregating $16,800,313 for Government Money Fund and $23,278,685 for Money Fund.

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)


                                                                              INTERMEDIATE-
                                                                  SHORT-TERM      TERM
                             TREASURY   GOVERNMENT                GOVERNMENT     MANAGED     MANAGED
                              MONEY        MONEY        MONEY     SECURITIES     INCOME       INCOME
                               FUND        FUND         FUND         FUND         FUND         FUND
                            ----------  -----------  -----------  ----------  ------------- ----------
  INVESTMENT INCOME:
   Interest income........  $6,144,218  $21,508,991  $24,457,267  $  690,610   $1,891,337   $3,102,919
                            ----------  -----------  -----------  ----------   ----------   ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........     321,109      896,862    1,017,527      32,301       96,178      321,128
   Administration fees
    (Note 2)..............     164,948      552,665      627,007      25,000       42,351       65,985
   Administrative service
    fees (Note 2).........      23,439      116,249      143,324       8,423       10,117       22,760
   Shareholder servicing
    agent fees (Note 2)...       4,663        9,915       20,578       5,044        9,077       19,578
   Custodian fees
    (Note 2)..............      56,525      192,827      215,727       5,422       11,767       24,090
   Registration and filing
    fees..................       4,569        7,507        1,601       6,819        5,396        5,239
   Legal and audit fees...      14,550       55,847       44,484       1,978        3,699        8,944
   Directors' fees and
    expenses (Note 2).....       3,571       12,853       14,171         458          814        1,509
   Shareholder reports....       3,190       11,568        7,567       1,827        3,722        9,153
   Amortization of
    organization costs
    (Note 5)..............       5,334      --           --            2,105        2,105       --
   Miscellaneous expenses.       4,269       19,315       24,154         710        1,724        6,419
                            ----------  -----------  -----------  ----------   ----------   ----------
   TOTAL EXPENSES.........     606,167    1,875,608    2,116,140      90,087      186,950      484,805
   Fees waived and
    reimbursed by
    investment adviser and
    administrators
    (Note 2)..............     (23,439)    (116,249)    (143,324)    (23,671)     (10,117)     (65,602)
                            ----------  -----------  -----------  ----------   ----------   ----------
   NET EXPENSES...........     582,728    1,759,359    1,972,816      66,416      176,833      419,203
                            ----------  -----------  -----------  ----------   ----------   ----------
  NET INVESTMENT INCOME...   5,561,490   19,749,632   22,484,451     624,194    1,714,504    2,683,716
                            ----------  -----------  -----------  ----------   ----------   ----------
  REALIZED AND UNREALIZED
   GAIN/(LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized
    gain/(loss) on
    security transactions.          36      --           (20,496)     66,728      854,611    1,426,313
   Change in unrealized
    appreciation/
    (depreciation) on
    investments...........      --          --           --          343,014    1,883,293    4,483,833
                            ----------  -----------  -----------  ----------   ----------   ----------
   NET REALIZED AND
    UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS........          36      --           (20,496)    409,742    2,737,904    5,910,146
                            ----------  -----------  -----------  ----------   ----------   ----------
   NET INCREASE IN NET
    ASSETS RESULTING FROM
    OPERATIONS............  $5,561,526  $19,749,632  $22,463,955  $1,033,936   $4,452,408   $8,593,862
                            ==========  ===========  ===========  ==========   ==========   ==========

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        INTERMEDIATE-
                                                                           SHORT-TERM       TERM
                                  TREASURY     GOVERNMENT                  GOVERNMENT      MANAGED      MANAGED
                                   MONEY          MONEY         MONEY      SECURITIES      INCOME        INCOME
                                    FUND          FUND           FUND         FUND          FUND          FUND
                                ------------  -------------  ------------  -----------  ------------- ------------
  PERIOD ENDED SEPTEMBER
   30, 1995
   (UNAUDITED)
  Net investment income.......  $  5,561,490  $  19,749,632  $ 22,484,451  $   624,194   $ 1,714,504  $  2,683,716
  Net realized gain/(loss) on
   investments................            36       --             (20,496)      66,728       854,611     1,426,313
  Change in unrealized
   appreciation/(depreciation)
   on investments.............       --            --             --           343,014     1,883,293     4,483,833
                                ------------  -------------  ------------  -----------   -----------  ------------
  Net increase in net assets
   resulting from operations..     5,561,526     19,749,632    22,463,955    1,033,936     4,452,408     8,593,862
  Distributions to
   shareholders:
   From net investment income.    (5,561,490)   (19,749,632)  (22,484,451)    (624,194)   (1,712,409)   (2,653,685)
  Increase/(decrease) in net
   assets from fund share
   transactions (Note 4)......      (527,857)  (351,058,143) (467,941,197)  (5,853,367)   11,071,891    (7,772,295)
                                ------------  -------------  ------------  -----------   -----------  ------------
  Net increase/(decrease) in
   net assets.................      (527,821)  (351,058,143) (467,961,693)  (5,443,625)   13,811,890    (1,832,118)
  NET ASSETS:
   Beginning of period........   196,932,382    725,774,204   824,578,328   25,215,627    47,928,448    86,024,245
                                ------------  -------------  ------------  -----------   -----------  ------------
   End of period (1)..........  $196,404,561  $ 374,716,061  $356,616,635  $19,772,002   $61,740,338  $ 84,192,127
                                ============  =============  ============  ===========   ===========  ============
  YEAR ENDED MARCH 31, 1995
  Net investment income.......  $  9,821,059  $  32,245,731  $ 35,659,456  $ 1,220,767   $ 2,552,625  $  6,138,543
  Net realized gain/(loss)
   on investments.............         3,816        (49,433)      (20,821)    (419,685)     (789,710)   (3,676,167)
  Change in unrealized
   appreciation/(depreciation)
   on investments.............       --            --             --           248,742       322,607       590,805
                                ------------  -------------  ------------  -----------   -----------  ------------
  Net increase in net assets
   resulting from operations..     9,824,875     32,196,298    35,638,635    1,049,824     2,085,522     3,053,181
  Distributions to
   shareholders:
   From net investment income.    (9,821,059)   (32,245,731)  (35,674,223)  (1,220,767)   (2,547,450)   (6,113,843)
   In excess of net investment
    income....................       --            --             --           --            --            (11,365)
   In excess of net realized
    gain on investments.......       --            --             --           --            (70,815)      --
  Increase/(decrease) in net
   assets from fund share
   transactions (Note 4)......   (57,754,795)  (309,084,614)   88,536,475      153,493     5,897,045   (21,806,779)
                                ------------  -------------  ------------  -----------   -----------  ------------
  Net increase/(decrease) in
   net assets.................   (57,750,979)  (309,134,047)   88,500,887      (17,450)    5,364,302   (24,878,806)
  NET ASSETS:
   Beginning of year..........   254,683,361  1,034,908,251   736,077,441   25,233,077    42,564,146   110,903,051
                                ------------  -------------  ------------  -----------   -----------  ------------
   End of year (2)............  $196,932,382  $ 725,774,204  $824,578,328  $25,215,627   $47,928,448  $ 86,024,245
                                ============  =============  ============  ===========   ===========  ============

(1) Including undistributed/(distributions in excess of) net investment income of $(55) for Treasury Money Fund, $7,401 for Intermediate-Term Managed Income Fund, and $18,666 for Managed Income Fund.
(2) Including undistributed/(distributions in excess of) net investment income of $(55) for Treasury Money Fund, $5,306 for Intermediate-Term Managed Income Fund and $(11,365) for Managed Income Fund.

                       See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

UST MASTER FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS
 For a fund share outstanding throughout each year.

                                                                                      DISTRIBUTIONS
                           NET ASSET             NET REALIZED    TOTAL    DIVIDENDS     FROM NET
                            VALUE,      NET     AND UNREALIZED    FROM     FROM NET     REALIZED
                           BEGINNING INVESTMENT  GAIN/(LOSS)   INVESTMENT INVESTMENT     GAIN ON
                           OF PERIOD   INCOME   ON INVESTMENTS OPERATIONS   INCOME     INVESTMENTS
                           --------- ---------- -------------- ---------- ----------  -------------
  TREASURY MONEY FUND -- (2/13/91*)
   Year Ended March 31,
   1991...................   $1.00    $0.00782     $0.00001     $0.00783  $(0.00782)    $ 0.00000
   1992...................    1.00     0.04731      0.00036      0.04767   (0.04731)     (0.00011)
   1993...................    1.00     0.02987      0.00000      0.02987   (0.02987)     (0.00030)
   1994...................    1.00     0.02590      0.00000      0.02590   (0.02590)      0.00000
   1995...................    1.00     0.04165      0.00000      0.04165   (0.04165)      0.00000
   Period Ended September
    30, 1995 (Unaudited)..    1.00     0.02600      0.00000      0.02600   (0.02600)      0.00000
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1991...................   $1.00    $0.07379     $0.00008     $0.07387  $(0.07379)    $(0.00005)
   1992...................    1.00     0.05069      0.00002      0.05071   (0.05069)     (0.00005)
   1993...................    1.00     0.03205      0.00000      0.03205   (0.03205)      0.00000
   1994...................    1.00     0.02736      0.00000      0.02736   (0.02736)      0.00000
   1995...................    1.00     0.04397      0.00000      0.04397   (0.04397)      0.00000
   Period Ended September
    30, 1995 (Unaudited)..    1.00     0.02744      0.00000      0.02744   (0.02744)      0.00000
  MONEY FUND -- (5/3/85*)
   Year Ended March 31,
   1991...................   $1.00    $0.07589     $0.00001     $0.07590  $(0.07589)    $ 0.00000
   1992...................    1.00     0.05165      0.00017      0.05182   (0.05165)     (0.00019)
   1993...................    1.00     0.03234      0.00000      0.03234   (0.03234)      0.00000
   1994...................    1.00     0.02780      0.00000      0.02780   (0.02780)      0.00000
   1995...................    1.00     0.04494      0.00002      0.04496   (0.04496)      0.00000
   Period Ended September
    30, 1995 (Unaudited)..    1.00     0.02755      0.00000      0.02755   (0.02755)      0.00000
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.06     $   0.06     $   0.12  $   (0.06)    $    0.00
   1994...................    7.06        0.24        (0.09)        0.15      (0.24)        (0.02)
   1995...................    6.93        0.33        (0.04)        0.29      (0.33)         0.00
   Period Ended September
    30, 1995 (Unaudited)..    6.89        0.20         0.13         0.33      (0.20)         0.00
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.08     $   0.19     $   0.27  $   (0.08)    $    0.00
   1994...................    7.19        0.31        (0.27)        0.04      (0.31)         0.00
   1995...................    6.83        0.39        (0.07)        0.32      (0.39)         0.00
   Period Ended September
    30, 1995 (Unaudited)..    6.75        0.22         0.38         0.60      (0.22)         0.00
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1991...................   $8.77    $   0.67     $   0.44     $   1.11  $   (0.67)    $   (0.09)
   1992...................    9.12        0.65         0.27         0.92      (0.65)        (0.24)
   1993...................    9.15        0.58         0.79         1.37      (0.58)        (0.30)
   1994...................    9.64        0.47        (0.26)        0.21      (0.47)        (0.31)
   1995...................    8.57        0.51        (0.18)        0.33      (0.51)         0.00
   Period Ended September
    30, 1995 (Unaudited)..    8.39        0.27         0.59         0.86      (0.27)         0.00

 * Commencement of operations.
** Annualized.
 + Expense ratios before waiver of fees and reimbursement of expenses (if any)
   by investment adviser and administrators.
++ Total return data does not reflect sales load payable on purchase of fund shares.

                       See Notes to Financial Statements.

                                                               RATIO OF    RATIO OF    RATIO OF
  DISTRIBUTIONS                                                  NET        GROSS        NET
  IN EXCESS OF                  NET ASSET          NET ASSETS OPERATING   OPERATING   INVESTMENT
  NET REALIZED                   VALUE,               END      EXPENSES    EXPENES      INCOME   PORTFOLIO   FEE
     GAIN ON          TOTAL        END     TOTAL   OF PERIOD  TO AVERAGE  TO AVERAGE  TO AVERAGE TURNOVER  WAIVERS
   INVESTMENTS    DISTRIBUTIONS OF PERIOD RETURN++  (000'S)   NET ASSETS NET ASSETS + NET ASSETS   RATE    (NOTE 2)
  -------------   ------------- --------- -------- ---------- ---------- ------------ ---------- --------- --------
     $ 0.00         $(0.00782)    $1.00     0.78%  $  110,373   0.09%**     0.60%**     5.98%**     --     $0.00067
       0.00          (0.04742)     1.00     4.85%     172,293   0.52%       0.57%       4.60%       --      0.00048
       0.00          (0.03017)     1.00     3.06%     227,794   0.58%       0.58%       2.97%       --      0.00000
       0.00          (0.02590)     1.00     2.62%     254,683   0.58%       0.58%       2.59%       --      0.00001
       0.00          (0.04165)     1.00     4.25%     196,932   0.55%       0.57%       4.09%       --      0.00019
       0.00          (0.02600)     1.00     2.63%     196,405   0.54%**     0.57%**     5.19%**     --      0.00011

     $ 0.00         $(0.07384)    $1.00     7.31%  $  700,222   0.50%       0.50%       7.31%       --     $0.00000
       0.00          (0.05074)     1.00     5.09%     740,689   0.50%       0.50%       5.09%       --      0.00000
       0.00          (0.03205)     1.00     3.20%     710,491   0.50%       0.50%       3.20%       --      0.00000
       0.00          (0.02736)     1.00     2.77%   1,034,908   0.50%       0.50%       2.74%       --      0.00003
       0.00          (0.04397)     1.00     4.49%     725,774   0.50%       0.53%       4.38%       --      0.00024
       0.00          (0.02744)     1.00     2.78%     374,716   0.49%**     0.52%**     5.49%**     --      0.00016

     $ 0.00         $(0.07589)    $1.00     7.64%  $  471,323   0.52%       0.52%       7.56%       --     $0.00000
       0.00          (0.05184)     1.00     5.19%     574,274   0.51%       0.51%       5.11%       --      0.00000
       0.00          (0.03234)     1.00     3.25%     784,016   0.51%       0.51%       3.21%       --      0.00000
       0.00          (0.02780)     1.00     2.82%     736,077   0.51%       0.51%       2.78%       --      0.00002
       0.00          (0.04496)     1.00     4.59%     824,578   0.49%       0.52%       4.49%       --      0.00026
       0.00          (0.02755)     1.00     2.79%     356,617   0.48%**     0.52%**     5.51%**     --      0.00018

     $ 0.00         $   (0.06)    $7.06     1.70%  $   13,367   0.62%**     0.82%**     3.62%**     93%**  $   0.00
      (0.02)            (0.28)     6.93     2.12%      25,233   0.62%       0.65%       3.42%      267%        0.00
       0.00             (0.33)     6.89     4.30%      25,216   0.61%       0.67%       4.80%      198%        0.00
       0.00             (0.20)     7.02     4.87%      19,772   0.62%**     0.84%**     5.79%**     56%**      0.01

     $ 0.00         $   (0.08)    $7.19     3.86%  $   19,478   0.72%**     0.98%**     4.69%**     66%**  $   0.01
      (0.09)            (0.40)     6.83     0.45%      42,564   0.69%       0.69%       4.31%      385%        0.00
      (0.01)            (0.40)     6.75     4.95%      47,928   0.66%       0.68%       5.91%      682%        0.00
       0.00             (0.22)     7.13     8.96%      61,740   0.64%**     0.68%**     6.24%**    173%**      0.00

     $ 0.00         $   (0.76)    $9.12    13.37%  $   52,744   1.11%       1.11%       7.57%      342%    $   0.00
       0.00             (0.89)     9.15    10.36%      99,956   1.05%       1.05%       6.97%      369%        0.00
       0.00             (0.88)     9.64    15.74%     110,620   0.89%       1.04%       6.19%      455%        0.02
      (0.50)            (1.28)     8.57     1.73%     110,903   0.90%       1.06%       4.89%      459%        0.02
       0.00             (0.51)     8.39     4.06%      86,024   1.00%       1.12%       6.09%      492%        0.01
       0.00             (0.27)     8.98    10.38%      84,192   0.98%**     1.13%**     6.27%**    190%**      0.01

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
TREASURY MONEY FUND (UNAUDITED)

  PRINCIPAL                                           DISCOUNT    VALUE
   AMOUNT                                               RATE     (NOTE 1)
  ---------                                           -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.88%
             Federal Farm Credit Bank
 $ 2,000,000 10/13/95..............................     5.63%  $  1,996,559
             Federal Home Loan Bank
  22,625,000 10/05/95..............................     5.64     22,614,366
  10,000,000 10/06/95..............................     5.64      9,993,733
   8,000,000 10/16/95..............................     5.75      7,982,111
             U.S. Treasury Bills
  80,000,000 10/12/95..............................     5.46     79,880,278
  25,000,000 10/19/95..............................     5.42     24,936,014
  45,000,000 10/26/95..............................     5.44     44,836,950
                                                               ------------
             TOTAL U.S. GOVERNMENT &
              AGENCY OBLIGATIONS
             (Cost $192,240,011)...................             192,240,011
                                                               ------------

  PRINCIPAL                                         DISCOUNT     VALUE
   AMOUNT                                             RATE      (NOTE 1)
  ---------                                         --------  ------------
 OTHER SHORT-TERM INVESTMENTS -- 2.60%
 $ 4,763,629 Dreyfus Treasury Cash Management
             Fund................................      5.44%+ $  4,763,629
     344,250 Fidelity U.S. Treasury
             Income Fund.........................      5.38+       344,250
                                                              ------------
             TOTAL OTHER SHORT-TERM INVESTMENTS
             (Cost $5,107,879)...................                5,107,879
                                                              ------------
 TOTAL INVESTMENTS
 (Cost $197,347,890*).............................   100.48%  $197,347,890
 OTHER ASSETS & LIABILITIES (NET).................    (0.48)      (943,329)
                                                     ------   ------------
 NET ASSETS.......................................   100.00%  $196,404,561
                                                     ======   ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Represents 7 day yield.

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
GOVERNMENT MONEY FUND (UNAUDITED)

  PRINCIPAL                                                DISCOUNT    VALUE
    AMOUNT                                                   RATE     (NOTE 1)
  ---------                                                -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 96.04%
              Federal Home Loan Bank
 $ 10,000,000 10/02/95..................................     6.30%  $ 10,000,000
  300,000,000 10/04/95..................................     5.70    299,905,000
              Student Loan Mortgage Association
   50,000,000 10/04/95..................................     5.70     49,984,167
                                                                    ------------
              TOTAL U.S. GOVERNMENT &
              AGENCY OBLIGATIONS
              (Cost $359,889,167).......................             359,889,167
                                                                    ------------

 REPURCHASE AGREEMENTS -- 4.49%
   10,000,000 Agreement with Dean Witter Discover, 6.50%
              dated 09/29/95, to be repurchased at $10,005,417
              on 10/02/95, collateralized by $10,166,000
              Federal Farm Credit Bank, floating rate, due
              09/03/96, valued at $10,214,133....................     10,000,000
    6,800,313 Agreement with Dillon Read & Company, 6.30% dated
              09/29/95, to be repurchased at $6,803,883 on
              10/02/95, collateralized by $4,058,812 U.S.
              Treasury Bonds, 7.625%, due 11/15/22, valued at
              $4,658,534 and $2,200,978 U.S. Treasury Notes, with
              various rates and maturity dates, valued at
              $2,298,813.........................................      6,800,313
                                                                      ----------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $16,800,313).................................     16,800,313
                                                                      ----------

TOTAL INVESTMENTS
(Cost
$376,689,480*)... 100.53% $376,689,480
OTHER ASSETS &
LIABILITIES
(NET)............  (0.53)   (1,973,419)
                  ------  ------------
NET ASSETS....... 100.00% $374,716,061
                  ======  ============

--------
* Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
MONEY FUND (UNAUDITED)

  PRINCIPAL                                      DISCOUNT MATURITY    VALUE
   AMOUNT                                          RATE     DATE     (NOTE 1)
  ---------                                      -------- -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 19.62%
 $20,000,000 Federal Home
             Loan Bank........................     6.30%  10/02/95 $ 20,000,000
  50,000,000 Student Loan Marketing
             Association......................     5.70   10/04/95   49,984,166
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $69,984,166)...............                       69,984,166
                                                                   ------------
 COMMERCIAL PAPER -- 70.58%
  15,000,000 AT&T Capital Corp................     5.72   10/04/95   14,995,233
  18,000,000 Asset Securitization Corp. ......     5.72   10/18/95   17,954,240
  15,000,000 Chevron Oil
             Finance Co. .....................     5.76+  10/04/95   15,000,000
  15,000,000 CIT Group Holdings, Inc..........     5.76+  10/10/95   15,000,000
  15,000,000 Corporate Asset Funding Co.......     5.75   10/13/95   14,973,646
  15,000,000 EI Dupont Nemour.................     5.70   10/03/95   14,997,625
  20,000,000 Ford Motor
             Credit Co. ......................     5.74   10/04/95   19,993,623
  18,000,000 Goldman Sachs & Co. .............     5.72   10/20/95   17,948,520
  20,000,000 Merrill Lynch & Co., Inc.........     5.72   11/03/95   19,898,311
  15,000,000 Nestle Capital Corp..............     5.72   10/05/95   14,992,850
  18,000,000 New Center Asset Trust...........     5.77   10/11/95   17,974,035
  18,000,000 Philip Morris Cos., Inc..........     5.72   10/02/95   18,000,000
  20,000,000 Prudential Funding...............     5.74   10/04/95   19,993,622
  15,000,000 United Parcel Service, Inc.......     5.75   10/04/95   14,995,208
  15,000,000 Wal-Mart Stores, Inc. ...........     5.72   10/11/95   14,978,550
                                                                   ------------
             TOTAL COMMERCIAL PAPER
             (Cost $251,695,463)                                    251,695,463
                                                                   ------------
 BANK NOTE -- 4.21%
  15,000,000 Wachovia Bank....................     5.77+  11/03/95   15,000,000
                                                                   ------------
             TOTAL BANK NOTE (Cost
             $15,000,000).....................                       15,000,000
                                                                   ------------

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
  ---------                                                         ------------
 REPURCHASE AGREEMENTS -- 6.53%
 $15,000,000 Agreement with Dean Witter Discover, 6.50%, dated
             09/29/95, to be repurchased at $15,008,125 on
             10/02/95, collateralized by $15,249,000 Federal
             Farm Credit Bank, floating rate, due 09/03/96,
             valued at $15,321,200................................  $ 15,000,000
   8,278,685 Agreement with Dillon Read & Company, 6.30%, dated
             09/29/95, to be repurchased at $8,283,031 on
             10/02/95, collateralized by $4,941,188 U.S. Treasury
             Bonds, 7.625%, due 11/15/22, valued at $5,671,289 and
             $2,679,222 U.S. Treasury Notes, with various rates
             and maturity dates, valued at $2,798,568.............     8,278,685
                                                                    ------------
             TOTAL REPURCHASE
             AGREEMENTS
             (Cost $23,278,685)...................................    23,278,685
                                                                    ------------

TOTAL INVESTMENTS
(Cost $359,958,314*)...     100.94% $359,958,314
OTHER ASSETS &
LIABILITIES (NET)......      (0.94)   (3,341,679)
                            ------  ------------
NET ASSETS.............     100.00% $356,616,635
                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Coupon Rate.

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM GOVERNMENT SECURITIES FUND (UNAUDITED)

 PRINCIPAL                                                  COUPON     VALUE
   AMOUNT                                                    RATE    (NOTE 1)
 ----------                                                 ------  -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.48%
 $1,200,000 Student Loan Mortgage Association
            03/03/98......................................    7.00% $ 1,232,890
            U.S. Treasury Notes
  5,260,000 04/30/96......................................    5.50    5,258,354
  2,500,000 09/30/96......................................    6.50    2,519,532
  2,500,000 08/15/97......................................    6.50    2,527,342
  2,250,000 11/15/97......................................    7.50    2,314,688
    415,000 10/31/99......................................    7.38      437,176
    870,000 01/31/00......................................    7.75      926,550
  1,740,000 05/31/00......................................    6.25    1,755,768
    790,000 07/31/00......................................    6.13      793,209
  1,500,000 09/30/00......................................    6.13    1,508,437
                                                                    -----------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Cost $18,971,485)............................           19,273,946
                                                                    -----------
 OTHER SHORT-TERM INVESTMENT -- 7.80%
  1,541,399 Dreyfus Government Cash Management Fund.......    5.83+   1,541,399
                                                                    -----------
            TOTAL OTHER SHORT-TERM INVESTMENTS
            (Cost $1,549,399).............................            1,541,399
                                                                    -----------
 TOTAL INVESTMENTS
 (Cost 20,520,884*)........................................ 105.28% $20,815,345
 OTHER ASSETS & LIABILITIES (NET)..........................  (5.28)  (1,043,343)
                                                            ------  -----------
 NET ASSETS................................................ 100.00% $19,772,002
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Represents 7 day yield.

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERMEDIATE-TERM MANAGED INCOME FUND (UNAUDITED)

 PRINCIPAL                                          COUPON  MATURITY    VALUE
   AMOUNT                                            RATE     DATE    (NOTE 1)
 ----------                                         ------  -------- -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 77.56%
 $  103,559 Federal Home Loan Mortgage
            Corporation Pool #218374.............   10.50%   7/01/02 $   108,582
  2,000,000 Federal Home Loan Mortgage
            Corporation Series 16, Class PH......    6.75    4/25/21   1,982,640
  3,000,000 Federal National Mortgage
            Association..........................    7.25    6/01/05   3,074,913
  5,000,000 Federal National Mortgage
            Association..........................    7.43    8/03/05   5,089,960
            Government National Mortgage
            Association
    263,817 Pool #195801.........................    8.50    1/15/17     275,110
    331,929 Pool #195833.........................    8.50    4/15/17     346,137
    251,949 Pool #212760.........................    8.50    4/15/17     262,733
    133,293 Pool #334299.........................    8.00    5/15/23     137,208
  2,033,373 Pool #348190.........................    7.00    8/15/23   2,010,493
  4,698,004 Pool #366379.........................    6.50   12/15/23   4,533,564
  1,903,086 Pool #367412.........................    6.00   11/15/23   1,790,087
  2,826,726 Pool #376429.........................    6.50    3/15/24   2,727,785
  2,000,000 Synthetic Off-the-Run Treasury,
            Series 1994-1 ("SORT" represents
            ownership in underlying U.S. Treasury
            Strips)..............................    6.00    2/15/09   1,915,502
  2,750,000 U.S. Treasury Note...................    7.25    2/15/98   2,830,781
  3,500,000 U.S. Treasury Note...................    7.00    4/15/99   3,614,842
  4,000,000 U.S. Treasury Note...................    7.13    9/30/99   4,160,000
  2,000,000 U.S. Treasury Note...................    6.00   10/15/99   2,001,874
  4,000,000 U.S. Treasury Note...................    7.50   10/31/99   4,213,748
  7,000,000 U.S. Treasury Note...................    5.75    8/15/03   6,811,875
                                                                     -----------
            TOTAL U.S. GOVERNMENT &
            AGENCY OBLIGATIONS
            (Cost $47,398,267)...................                     47,887,834
                                                                     -----------
 CORPORATE BONDS -- 16.61%
  2,500,000 Anheuser-Busch Co., Inc. ............    7.00    9/01/05   2,546,398
  1,000,000 Eli Lilly............................    8.13   12/01/01   1,084,225
  2,750,000 Nabisco, Inc. .......................    7.05    7/15/07   2,729,276
  2,000,000 Northern Trust Co. ..................    6.70    9/15/05   1,987,044
  2,000,000 Wachovia Corp. ......................    6.38    2/01/09   1,909,802
                                                                     -----------
            TOTAL CORPORATE BONDS
            (Cost $10,221,253)...................                     10,256,745
                                                                     -----------

 PRINCIPAL                                                  COUPON      VALUE
   AMOUNT                                                    RATE     (NOTE 1)
 ----------                                                 ------   -----------
 OTHER SHORT-TERM INVESTMENTS -- 4.64%
 $1,449,559 Dreyfus Government Cash Management Fund.......    5.83%+ $ 1,449,559
  1,416,300 Fidelity U.S. Treasury II Fund................    5.72+    1,416,300
                                                                     -----------
            TOTAL OTHER SHORT-TERM INVESTMENTS
            (Cost $2,865,859).............................             2,865,859
                                                                     -----------
 TOTAL INVESTMENTS
 (Cost $60,485,379*).......................................  98.81%  $61,010,438
 OTHER ASSETS & LIABILITIES (NET)..........................   1.19       729,900
                                                            ------   -----------
 NET ASSETS................................................ 100.00%  $61,740,338
                                                            ======   ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Represents 7 day yield.

                       See Notes to Financial Statements.

UST MASTER FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
MANAGED INCOME FUND (UNAUDITED)

  PRINCIPAL                                         COUPON MATURITY    VALUE
   AMOUNT                                            RATE    DATE    (NOTE 1)
 -----------                                        ------ -------- -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 72.36%
             Government National Mortgage
             Association
 $ 3,050,059 Pool #348190........................    7.00%  8/15/23 $ 3,015,740
   9,673,801 Pool #366782........................    7.00   5/15/24   9,564,951
  14,358,368 Pool #376533........................    7.50   6/15/24  14,506,402
   9,347,998 Pool #385985........................    8.50  12/15/24   9,748,139
  12,500,000 U.S. Treasury Bond..................    7.25   5/15/16  13,382,813
  11,000,000 U.S. Treasury Note..................    5.75   8/15/03  10,704,375
                                                                    -----------
             TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $58,917,810)..................                    60,922,420
                                                                    -----------
 CORPORATE BONDS -- 26.27%
   2,500,000 Anheuser-Busch Co., Inc.............    7.00   9/01/05   2,546,397
   4,000,000 Central Illinois Public Service
             Co. ................................    7.50   7/01/07   4,168,120
   3,950,000 General Electric Capital Services...    7.50   8/21/35   4,113,933
   4,000,000 Nabisco, Inc. ......................    7.05   7/15/07   3,969,856
   1,000,000 Northern Trust Co. .................    6.70   9/15/05     993,522
   5,000,000 Wachovia Corp. .....................    6.38   2/01/09   4,774,505
   1,500,000 Wisconsin Electric Power Co. .......    7.25   8/01/04   1,548,536
                                                                    -----------
             TOTAL CORPORATE BONDS
             (Cost $21,939,912)..................                    22,114,869
                                                                    -----------

  PRINCIPAL                                             COUPON     VALUE
    AMOUNT                                               RATE    (NOTE 1)
 ------------                                           ------  -----------
 OTHER SHORT-TERM INVESTMENTS -- 1.78%
 $    517,500 Dreyfus Government Cash Management
              Fund...................................    5.83%+ $   517,500
      982,847 Fidelity U.S. Treasury II Fund.........    5.72+      982,847
                                                                -----------
              TOTAL OTHER SHORT-TERM
              INVESTMENTS (Cost $1,500,347)..........             1,500,347
                                                                -----------

TOTAL INVESTMENTS
(Cost
$82,358,069*)........................................  100.41%  $84,537,636
OTHER ASSETS & LIABILITIES (NET).....................   (0.41)     (345,509)
                                                       ------   -----------
NET ASSETS...........................................  100.00%  $84,192,127
                                                       ======   ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Represents 7 day yield.

                       See Notes to Financial Statements.

                            UST MASTER FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  UST Master Funds, Inc. ("Master Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Master Fund currently offers shares in twenty managed investment portfolios, each having its own investment objectives and policies.

  The following is a summary of significant accounting policies for Treasury Money Fund, Government Money Fund, Money Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund (the "Portfolios"). The financial statements for the remaining portfolios of Master Fund and UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund") are presented separately.

  With regard to Treasury Money Fund, Government Money Fund and Money Fund, it is Master Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of these Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of these Portfolios will not vary. The net asset values of the shares in Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (A) PORTFOLIO VALUATION:

    Treasury Money Fund, Government Money Fund and Money Fund: Securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Master Fund's Board of Directors.

    Portfolio securities held by Intermediate-Term Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) REPURCHASE AGREEMENTS:

    Master Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Master Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Master Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 101% of the repurchase price (including accrued interest).

    If the value of the underlying security, including accrued interest, falls below the value of 101% of the repurchase price plus accrued interest, Master Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Master Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Treasury Money Fund, Government Money Fund and Money Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Master Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1995, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                      EXPIRATION DATE MARCH 31,
                                  ----------------------------------
                                   2000    2001    2002      2003      TOTAL
                                  ------- ------- ------- ---------- ----------
   Treasury Money Fund...........     --      --  $15,000        --  $   15,000
   Government Money Fund......... $ 1,000 $11,000     --  $   48,000     60,000
   Money Fund....................     --   14,000     --      21,000     35,000
   Short-Term Government
    Securities Fund..............     --      --      --     444,000    444,000
   Intermediate-Term Managed
    Income Fund..................  31,000 144,000   2,000  1,106,000  1,283,000
   Managed Income Fund...........     --      --      --   4,985,000  4,985,000

    To the extent that such carryforwards are utilized, no capital gain distributions will be made.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. Government Money Fund, Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund incurred, and elected to defer, net capital losses of approximately $1,000, $32,000, $398,000 and $923,000, respectively, for the year ended March 31, 1995.

    At September 30, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                       TAX BASIS     TAX BASIS        NET
                                       UNREALIZED    UNREALIZED    UNREALIZED
                                      APPRECIATION (DEPRECIATION) APPRECIATION
                                      ------------ -------------- ------------
   Short-Term Government Securities
    Fund.............................  $  294,461          --      $  294,461
   Intermediate-Term Managed Income
    Fund.............................   1,027,841    $(502,782)       525,059
   Managed Income Fund...............   2,483,303     (303,736)     2,179,567

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Master Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Government Money Fund and Money Fund, .30% of the average daily net assets of Treasury Money Fund and Short-Term Government Securities Fund, .35% of the average daily net assets of Intermediate-Term Managed Income Fund and .75% of the average daily net assets of Managed Income Fund.

  Effective September 1, 1995, Chase Global Funds Services Company ("CGFSC"), formerly, Mutual Funds Service Company ("MFSC"), and Federated Administrative Services ("Administrators") provide administrative services to Master Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Master Fund (excluding Master Fund's international equity portfolios) and Master Tax-Exempt Fund, an affiliated investment company, as follows: .200% of the first $200 million, .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the two investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. After such allocation had been made, the Administrators are entitled jointly to an annual minimum fee of $18,000 and $39,000 for the first and second full years, respectively, after they commenced operations, and $50,000 for each full year thereafter, from Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund. Effective August 1, 1995 through August 31, 1995, MFSC and Federated Administrative Services served as administrators to Master Fund and prior to August 1, 1995, MFSC and Concord Holding Corporation served as administrators to Master Fund all under the same terms, conditions and fees as stated above. For the period ended September 30, 1995, administration fees charged by MFSC were as follows:

     Treasury Money Fund............................................... $128,402
     Government Money Fund.............................................  463,545
     Money Fund........................................................  527,695
     Short-Term Government Securities Fund.............................   13,051
     Intermediate-Term Managed Income Fund.............................   32,158
     Managed Income Fund...............................................   51,015

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Master Fund, U.S. Trust and/or the Administrators intend to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund to maintain an annual expense ratio of not more than .62% and .72%, respectively. For the period ended September 30, 1995, U.S. Trust voluntarily waived fees totalling $15,248 for Short-Term Government Securities Fund.

  In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to .65% of the average daily net assets for Managed Income Fund. For the period ended September 30, 1995, U.S. Trust waived investment advisory fees totaling $42,842.

  Master Fund has also entered into shareholder servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organizations an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Master Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the period ended September 30, 1995, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
      Treasury Money Fund.............................  $ 23,439      $  --
      Government Money Fund...........................   115,843         406
      Money Fund......................................   143,324         --
      Short-Term Government Securities Fund...........     8,327          96
      Intermediate-Term Managed Income Fund...........     9,079       1,038
      Managed Income Fund.............................    22,199         561

  Effective August 1, 1995, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, replaced UST Distributors, Inc. as the sponsor and distributor of the Master Funds. Certain sales of Master Fund's shares are subject to a maximum sales charge of 4 1/2% of the offering price. Shares of each portfolio are sold on a continual basis by the Distributor.

  Each Director of Master Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. No person who is an officer, director or employee of U.S. Trust or the Administrators, or of any parent or subsidiary thereof, who serves as an officer, director or employee of Master Fund receives any compensation from Master Fund.

  U.S. Trust serves as the shareholder servicing and dividend disbursing agent to Master Fund and effective September 1, 1995, CGFSC serves as sub-shareholder servicing agent. Prior to September 1, 1995, MFSC served as the sub-shareholder servicing agent. For the period ended September 30, 1995, shareholder servicing fees charged by U.S. Trust and MFSC were as follows:

      Treasury Money Fund.............................................. $ 3,850
      Government Money Fund............................................   8,223
      Money Fund.......................................................  15,991
      Short-Term Government Securities Fund............................   2,453
      Intermediate-Term Managed Income Fund............................   7,570
      Managed Income Fund..............................................  15,439

  Effective September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of Master Fund's assets. Prior to September 1, 1995, U.S. Trust served as the custodian of Master Fund's assets. For the period ended September 30, 1995, custody fees charged by U.S. Trust were as follows:

      Treasury Money Fund............................................. $ 46,293
      Government Money Fund...........................................  172,329
      Money Fund......................................................  193,819
      Short-Term Government Securities Fund...........................    4,729
      Intermediate-Term Managed Income Fund...........................    9,909
      Managed Income Fund.............................................   20,050

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities, excluding short-term investments, for the portfolios aggregated:

                                                         PURCHASES     SALES
                                                        ----------- -----------
      Short-Term Government Securities Fund............ $ 5,658,854 $13,149,107
      Intermediate-Term Managed Income Fund............  54,088,539  43,426,694
      Managed Income Fund..............................  76,803,594  83,482,043

4. COMMON STOCK:

  Master Fund currently offers twenty classes of shares, each representing interests in one of twenty separate Portfolios. Authorized capital for each Portfolio is as follows: 500 million shares each of Treasury Money Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund, 1,500 million shares each of Government Money Fund and Money Fund and 375 million shares of Managed Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Master Fund's Board of Directors. Since Treasury Money Fund, Government Money Fund and Money Fund have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     TREASURY MONEY FUND
                                                ------------------------------
                                                PERIOD ENDED     YEAR ENDED
                                                  09/30/95        03/31/95
                                                -------------  ---------------
Sold........................................... $ 853,787,336  $ 1,799,954,618
Issued as reinvestment of dividends............       487,232          821,226
Redeemed.......................................  (854,802,425)  (1,858,530,639)
                                                -------------  ---------------
Net Decrease................................... $    (527,857) $   (57,754,795)
                                                =============  ===============

                                                    GOVERNMENT MONEY FUND
                                               --------------------------------
                                                PERIOD ENDED      YEAR ENDED
                                                  09/30/95         03/31/95
                                               ---------------  ---------------
Sold.........................................  $ 3,563,932,405  $ 7,717,589,470
Issued in connection with USAffinity acquisi-
 tion (Note 6)...............................              --         3,793,021
Issued as reinvestment of dividends..........        1,110,590        2,308,837
Redeemed.....................................   (3,916,101,138)  (8,032,775,942)
                                               ---------------  ---------------
Net Decrease.................................  $  (351,058,143) $  (309,084,614)
                                               ===============  ===============
                                                         MONEY FUND
                                               --------------------------------
                                                PERIOD ENDED      YEAR ENDED
                                                  09/30/95         03/31/95
                                               ---------------  ---------------
Sold.........................................  $ 4,232,004,263  $ 9,613,086,830
Issued as reinvestment of dividends..........          769,344        1,141,513
Redeemed.....................................   (4,700,714,804)  (9,525,691,868)
                                               ---------------  ---------------
Net Increase/(Decrease)......................  $  (467,941,197) $    88,536,475
                                               ===============  ===============

                                  SHORT-TERM GOVERNMENT SECURITIES FUND
                              ------------------------------------------------
                                   PERIOD ENDED              YEAR ENDED
                                     09/30/95                 03/31/95
                              -----------------------  -----------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                              ----------  -----------  ----------  -----------
Sold.........................    793,142  $ 5,549,331   1,490,831  $10,254,964
Issued as reinvestment of
 dividends...................      6,628       46,371      13,755       94,544
Redeemed..................... (1,638,728) (11,449,069) (1,486,088) (10,196,015)
                              ----------  -----------  ----------  -----------
Net Increase/(Decrease)......   (838,958) $(5,853,367)     18,498  $   153,493
                              ==========  ===========  ==========  ===========
                                  INTERMEDIATE-TERM MANAGED INCOME FUND
                              ------------------------------------------------
                                   PERIOD ENDED              YEAR ENDED
                                     09/30/95                 03/31/95
                              -----------------------  -----------------------
                                SHARES      AMOUNT       SHARES      AMOUNT
                              ----------  -----------  ----------  -----------
Sold.........................  2,247,770  $15,863,734   2,850,920  $19,063,074
Issued in connection with
 USAffinity acquisition
 (Note 6)....................        --           --      337,729    2,265,302
Issued as reinvestment of
 dividends...................     22,966      161,820      26,709      178,294
Redeemed.....................   (706,023)  (4,953,663) (2,348,448) (15,609,625)
                              ----------  -----------  ----------  -----------
Net Increase.................  1,564,713  $11,071,891     866,910  $ 5,897,045
                              ==========  ===========  ==========  ===========

                                          MANAGED INCOME FUND
                            --------------------------------------------------
                                 PERIOD ENDED               YEAR ENDED
                                   09/30/95                  03/31/95
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------
Sold.......................  1,224,076  $ 10,766,426   2,677,985  $ 22,223,163
Issued as reinvestment of
 dividends.................     84,589       747,680     197,556     1,636,719
Redeemed................... (2,182,926)  (19,286,401) (5,561,986)  (45,666,661)
                            ----------  ------------  ----------  ------------
Net Decrease...............   (874,261) $ (7,772,295) (2,686,445) $(21,806,779)
                            ==========  ============  ==========  ============

5. ORGANIZATION COSTS

  Master Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. ASSET ACQUISITION

  On March 10, 1995, Government Money Fund acquired certain assets of $3,793,021 (excluding unamortized organization costs) from USAffinity Treasury Money Fund in a tax-free exchange of 3,793,021 shares of Government Money Fund. Intermediate-Term Managed Income Fund acquired certain assets of $2,265,302 (excluding unamortized organization costs) from USAffinity Government Income Fund in a tax-free exchange of 337,729 shares of Intermediate-Term Managed Income Fund.

USTFXIS995